[LOGO OF FIFTH
 THIRD FUNDS]     FIFTH THIRD FUNDS

                  FIFTH THIRD EQUITY                Class A Shares       (KNIDX)
                  INDEX FUND                        Class B Shares       (FBINX)
                  SUMMARY PROSPECTUS                Class C Shares       (FCINX)
                                                    Institutional Shares (KNIEX)
                                                    Preferred Shares     (KNIPX)
                                                    Select Shares        (KNISX)
                                                    Trust Shares         (KNITX)
                  Dated November 26, 2010

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BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS
INFORMATION ABOUT THE FUND AND ITS RISKS. THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, BOTH DATED NOVEMBER 26, 2010, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. FOR FREE PAPER OR ELECTRONIC COPIES OF THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND, GO ONLINE AT http://www.fifththirdfunds.com OR CALL 800.282.5706 OR ASK ANY FINANCIAL ADVISOR, BANK, OR BROKER-DEALER WHO OFFERS SHARES OF THE FUND.

INVESTMENT OBJECTIVE
Long-term capital appreciation with current income as a secondary objective.

FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fifth Third Funds, sign a Letter of Intent, or exercise the Right of Accumulation. More information about these and other discounts is available from your broker or other financial professional, and is explained in Shareholder Information-Distribution Arrangements/Sales Charges for the Funds on page 109 of the Fund's Prospectus and, in the Fund's Statement of Additional Information, in Purchasing Shares of the Funds on page 64.

SHAREHOLDER FEES                                                                 INSTITUTIONAL    PREFERRED    SELECT       TRUST
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS A     CLASS B     CLASS C          SHARES       SHARES    SHARES      SHARES
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Purchases (as a % of offering price)        5.00%(1)        None        None            None         None      None        None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)
  (as a % of offering price)                      None    5.00%(2)    1.00%(3)            None         None      None        None
---------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
  Reinvested Dividends (as a % of offering price) None        None        None            None         None      None        None
---------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A                                            INSTITUTIONAL    PREFERRED    SELECT       TRUST
PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)    CLASS A     CLASS B     CLASS C          SHARES       SHARES    SHARES      SHARES
---------------------------------------------------------------------------------------------------------------------------------
Management Fees                                  0.30%       0.30%       0.30%           0.30%        0.30%     0.30%       0.30%
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Distribution/Service (12b-1) Fees                0.25%       1.00%       0.75%            None         None      None        None
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Other Expenses                                   0.31%       0.31%       0.56%           0.31%        0.46%     0.39%       0.56%
---------------------------------------------------------------------------------------------------------------------------------
Acquired Fund Fees and Expenses                  0.01%       0.01%       0.01%           0.01%        0.01%     0.01%       0.01%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses             0.87%       1.62%       1.62%           0.62%        0.77%     0.70%       0.87%
---------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)       0.42%       0.42%       0.42%           0.42%        0.42%     0.42%       0.42%
---------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after
Expense Reimbursement                            0.45%       1.20%       1.20%           0.20%        0.35%     0.28%       0.45%
---------------------------------------------------------------------------------------------------------------------------------

1. For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Front-End Sales Charges - Class A Shares" on page 127 of the Fund's Prospectus.
2. 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
3. The CDSC for Class C shares of 1% applies to shares redeemed within the first year of purchase.
4. Fifth Third Asset Management, Inc., the Fund's Advisor and Administrator, has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 37 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 30, 2012.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
CLASS A SHARES                          $544      $682       $878       $1,443
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CLASS B SHARES
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     Assuming Redemption                $622      $726       $999       $1,647
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     Assuming No Redemption             $122      $426       $799       $1,647
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CLASS C SHARES
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     Assuming Redemption                $222      $426       $799       $1,849
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     Assuming No Redemption             $122      $426       $799       $1,849
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INSTITUTIONAL SHARES                    $20       $111       $260       $692
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PREFERRED SHARES                        $36       $159       $343       $874
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SELECT SHARES                           $29       $137       $304       $789
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TRUST SHARES                            $46       $191       $397       $993
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

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Adviser attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Fund may engage in securities lending.

* S&P 500 is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

The Adviser may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

DERIVATIVES RISK. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.
EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.
INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities.
MARKET AND REGULATORY RISK. Events in the financial markets and in the economy may cause volatility and uncertainty and may affect performance. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions may impair portfolio management and have unexpected consequences on particular markets, strategies or investments.
SECURITIES LENDING RISK. The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.

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

PERFORMANCE
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index. The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. The after tax returns included in the table are only for Class A shares. After tax returns for Class B, Class C, Institutional, Preferred, Select and Trust shares will vary. The bar chart does not reflect the impact of any applicable sales charges or account fees, which would reduce returns. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

CLASS A TOTAL RETURN PER CALENDAR YEAR (%)

   [CHART OF CLASS A TOTAL RETURN PER CALENDAR YEAR]

CALENDAR                             TOTAL RETURN
  YEAR                                PERCENTAGES
--------                             ------------
  2000                                   -9.52
  2001                                  -12.45
  2002                                  -22.53
  2003                                   27.81
  2004                                   10.39
  2005                                    4.47
  2006                                   15.33
  2007                                    5.01
  2008                                  -37.12
  2009                                   26.05

                   [END CHART]

BEST QUARTER:                              Q2 2009      15.85%
WORST QUARTER:                             Q4 2008     -21.85%
YEAR TO DATE RETURN (1/1/10 TO 9/30/10):                 3.71%

AVERAGE ANNUAL TOTAL RETURNS                                                 INCEPTION     PAST     PAST       PAST
(FOR PERIODS ENDED DECEMBER 31, 2009)                                        DATE          YEAR     5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (with 5.00% sales charge)                                     11/25/92
-----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    19.73%   -0.97%     -1.91%
-----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions                                                    18.96%   -1.56%     -2.42%
-----------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares                            12.76%   -1.15%     -1.88%
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES (with applicable Contingent Deferred Sales Charge)            11/2/92
-----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    20.08%   -1.08%     -2.14%
-----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (with applicable Contingent Deferred Sales Charge)            11/2/92
-----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    25.04%   -0.71%     -2.15%
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                         11/2/92
-----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    26.32%    0.30%     -1.16%
-----------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                             11/2/92
-----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    26.16%    0.15%     -1.31%
-----------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                11/2/92
-----------------------------------------------------------------------------------------------------------------------
    Return Before Taxes                                                                    26.30%    0.23%     -1.23%
-----------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                 11/2/92
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    Return Before Taxes                                                                    26.02%    0.06%     -1.40%
-----------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX (reflects no deduction for fees, expenses or taxes)                       26.46%    0.42%     -0.95%
-----------------------------------------------------------------------------------------------------------------------

After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

MANAGEMENT
INVESTMENT ADVISER
Fifth Third Asset Management, Inc. ("FTAM")

PORTFOLIO MANAGERS
Michael Wayton, CFA, FTAM Structured Products Portfolio Manager, Lead Portfolio Manager of the Fund since February 2005.
Mark Koenig, CFA, FTAM Managing Director of Structured Products, Portfolio Manager of the Fund since February 2005.

The Fifth Third Equity Index Fund is managed by a team of investment professionals. Mike Wayton, CFA, is the Fund's lead portfolio manager and Mark Koenig, CFA, is a portfolio manager and together they are

--------------------------------------| 3 |-------------------------------------
jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Messrs. Wayton and Koenig are assisted in managing the Fund by Zhiqiang Sun, Ph.D. Messrs. Wayton and Koenig have served the Fund since February 2005; and Dr. Sun has served the Fund since November 2010

PURCHASES AND SALES OF FUND SHARES
The minimum initial investment in Class A shares or Class C shares of the Fund is $1,000. The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. Class B shares are closed to all investments.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

FTF-SP-EQIX1110

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